Organization (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company

As of December 31, 2017, the Company’s principal subsidiaries and VIEs where Autohome WFOE and Chezhiying WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome E-commerce Inc.	February 6, 2015	Cayman Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome Financing Limited	March 23, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%
Autohome E-commerce Hong Kong Limited	February 18, 2015	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Financing Hong Kong Limited	April 15, 2015	Hong Kong	100%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%
Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%
Autohome (Tianjin) Automobile Sales Co., Ltd.	October 20, 2014	PRC	100%
Beijing Chezhiying Technology Co., Ltd.(“Chezhiying WFOE”)	May 26, 2015	PRC	100%
Beijing Chezhiying Software Co., Ltd.(“Chezhiying Software”)	December 9, 2015	PRC	100%
Beijing Kemoshijie Technology Co., Ltd.	September 11, 2015	PRC	100%
Beijing Haochezhijia E-commerce Co., Ltd.	April 25, 2016	PRC	75%
Huai’an Prbrownies Software Co., Ltd.	September 13, 2016	PRC	100%
Chengdu Prbrownies Software Co., Ltd.	September 30, 2016	PRC	100%

Schedule of VIEs
VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—
Shanghai You Che You Jia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—
Guangzhou You Che You Jia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—
Beijing Autohome Used Car Appraisal Co., Ltd.	January 30, 2015	PRC	—
Beijing Autohome Used Car Brokerage Co., Ltd.	June 10, 2015	PRC	—
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	PRC	—

Schedule of Assets, Liabilities, and Cash Flows of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows:

	December 31,
	2016	2017
	RMB	RMB	US$
Current assets	1,059,117	1,326,075	203,814
Non-current assets	1,643,467	1,645,183	252,860

Total assets	2,702,584	2,971,258	456,674

Accrued expenses and other payables	191,942	162,423	24,964
Advance from customers	15,452	45,747	7,031
Deferred revenue	40,115	47,507	7,302
Income tax payable	42,746	—	—
Amounts due to related parties	1,430	4,309	662
Inter-company payables	761,583	1,031,877	158,597

Total current liabilities	1,053,268	1,291,863	198,556

Other liabilities	21,131	20,010	3,075
Deferred tax liabilities	7,400	12,708	1,953

Total non-current liabilities	28,531	32,718	5,028

Total liabilities	1,081,799	1,324,581	203,584

Net assets	1,620,785	1,646,677	253,090

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net revenues	271,198	328,618	274,774	42,232
Net (loss)/income	(68,272)	(71,931)	20,380	3,132

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(23,630)	20,337	851,872	130,930
Net cash used in investing activities	(73,318)	(33,204)	(802,710)	(123,374)
Net cash generated from financing activities	—	—	—	—